CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018
Sub-classifications of financial information
Concessionary loans outstanding	kr 491					kr 491				kr 547
Operating result of previous concessionary credit program						(15)		kr (19)
Administrative compensation for concessionary loans						(1)		(1)
Comprehensive income
Interest income	1,073		kr 1,250	kr 1,608		2,323		3,187		6,083
Interest expenses	(604)		(845)	(1,153)		(1,449)		(2,337)		(4,366)
Net interest income	469		405	455		874		850		1,717
Exchange-rate differences	4		(4)	0		0		0		2
Financial position
Cash and cash equivalents	3,911	[1]		1,619	[1]	3,911	[1]	1,619	[1]	1,362 [1]	kr 2,416
Derivatives	7,622					7,622				6,968
Other assets	18,355					18,355				9,334
Prepaid expenses and accrued revenues	2,714					2,714				2,747
Total assets	353,472					353,472				317,296
Derivatives	24,619					24,619				20,056
Accrued expenses and prepaid revenues	2,464					2,464				2,582
Total liabilities	334,129					334,129				298,214
Committed undisbursed loans	60,116					60,116				52,150
Binding offers	6,287					6,287				2,800
CIRR-System
Comprehensive income
Interest income	582		539	520		1,121		1,018		2,074
Interest expenses	(529)		(512)	(479)		(1,041)		(936)		(1,912)
Net interest income	53		27	41		80		82		162
Interest compensation	11		3	1		14		1		1
Exchange-rate differences	(1)		3	1		2		5		5
Profit before compensation to SEK	63		33	43		96		88		168
Administrative remuneration to SEK	(52)		(50)	(48)		(102)		(94)		(192)
Operating profit CIRR-system	11		(17)	(5)		(6)		(6)		(24)
Reimbursement to (-) / from (+) the State	(11)		kr 17	kr 5		6		kr 6		24
Financial position
Cash and cash equivalents	4					4				0
Loans	79,428					79,428				76,120
Derivatives										26
Other assets	14,446					14,446				9,307
Prepaid expenses and accrued revenues	560					560				569
Total assets	94,438					94,438				86,022
Liabilities	79,601					79,601				76,257
Derivatives	14,186					14,186				9,117
Accrued expenses and prepaid revenues	651					651				648
Total liabilities	94,438					94,438				86,022
Committed undisbursed loans	49,407					49,407				47,868
Binding offers	kr 6,287					kr 6,287				kr 37

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.